Acquisitions - Additional Information (Detail) $ in Millions, $ in Billions		3 Months Ended	6 Months Ended
	Dec. 01, 2022 CAD ($) shares	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Dec. 20, 2021
Bank of the West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired						100.00%
Consideration paid					$ 13.8
Pay fixed receive float interest rate swaps mark to market gain		$ 269.0
Business combination initial allowance for credit losses after taxes incurred		517.0
Business combination acquisition related costs incurred after tax		545.0
Business combination acquistion related costs incurred before tax		722.0
Business combination initial allowance for credit losses before taxes incurred		705.0
Business combination proforma profit loss of acquiree			$ 1.5
Business combination proforma revenue of acquiree			$ 16.0
Profit or loss of acquiree		153.0
Revenue of acquiree		1,072.0
Business combination identifiable intangible assets recognized as of acquisition date				$ 2,892.0
Business combination goodwill recognized as of acquisition date				$ 10,495.0
Amortisation of intangible assets			15 years
Bank of the West [Member] | Revised Pay Fixed Receive Floating Interest Rate Swaps [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Pay fixed receive float interest rate swaps mark to market gain		(5,700.0)
Gain losses on hedging instrument		289.0
Bank of the West [Member] | Loans [Member] | Net Interest Income [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Discount on purchased loans		253.0
Bank of the West [Member] | Securities [Member] | Net Interest Income [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Discount on purchased securities		$ 140.0
CLAAS Financial Services [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired						51.00%
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid	$ 195.0
Consideration in cash	42.0
Acquired intangible assets	$ 61.0
Number of shares issued | shares	1,162,711
Equity interests of acquirer	$ 153.0
Acquired goodwill	$ 89.0
Radicle [member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	15 years
Radicle [member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	3 years